Trade and other payables - Payments Due to Vendors (Detail) - GBP (£) £ in Millions		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[2]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Current		£ 57.8	£ 143.4	[1]
Payments due to vendors, Non-current		56.5	100.3	[1]
Payments due to vendors		114.3	243.7	[1]	£ 400.8
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Current		57.8	143.4	[1]
Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current		17.2	36.3	[1]
Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current		6.0	34.6	[1]
Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current		30.5	12.3	[1]
Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current		£ 2.8	7.7	[1]
Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	[1]		£ 9.4

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.